Schedule of investments

Delaware Select Growth Fund January 31, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.84% ✧
Communication Services - 15.52%
Alphabet Class A †	824	$1,180,611
Alphabet Class C †	824	1,181,806
Charter Communications Class A †	19,619	10,152,048
Facebook Class A †	3,567	720,213
GCI Liberty Class A †	20,772	1,520,095
Liberty TripAdvisor Holdings Class A †	291,823	1,718,837
Netflix †	11,759	4,057,913
New York Times Class A	599,065	19,176,069
Take-Two Interactive Software †	45,795	5,707,889
Ubisoft Entertainment †	7,568	573,969
		45,989,450
Consumer Discretionary - 9.50%
Afya Class A †	23,578	704,039
Amazon. com †	761	1,528,636
Arco Platform Class A †	13,141	681,755
Domino’s Pizza	4,366	1,230,122
Dunkin’ Brands Group	23,808	1,859,167
Farfetch Class A †	107,116	1,306,815
Hasbro	56,763	5,782,447
Papa John’s International	62,721	4,063,066
Stitch Fix Class A †	227,679	5,213,849
Wyndham Hotels & Resorts	101,181	5,784,518
		28,154,414
Consumer Staples - 3.88%
Constellation Brands Class A	40,703	7,664,375
Grocery Outlet Holding †	117,313	3,840,828
		11,505,203
Energy - 0.29%
Kinder Morgan	41,181	859,447
		859,447
Financials - 8.83%
Aon	4,635	1,020,859
Charles Schwab	191,920	8,741,956
CME Group	36,010	7,818,131
KKR & Co. Class A	251,833	8,033,473
LendingTree †	1,806	562,027
		26,176,446
Healthcare - 10.68%
ABIOMED †	6,781	1,263,233
Biogen †	8,241	2,215,593
Haemonetics †	18,070	1,940,537

NQ-316 [1/20] 3/20 (1110471) 1

Schedule of investments

Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Healthcare (continued)
HealthEquity †	84,541	$5,584,778
Illumina †	14,569	4,226,030
IQVIA Holdings †	49,736	7,721,514
Nevro †	4,351	578,291
Portola Pharmaceuticals †	56,767	726,050
UnitedHealth Group	27,144	7,395,383
		31,651,409
Industrials - 4.74%
Airbus	15,795	2,319,719
Expeditors International of Washington	9,688	707,612
Experian	37,764	1,314,489
IHS Markit †	28,370	2,237,258
Safran	24,269	3,913,066
Waste Management	29,291	3,564,715
		14,056,859
Materials - 4.14%
Ball	169,766	12,253,710
		12,253,710
Real Estate - 1.39%
Crown Castle International	7,541	1,129,943
Equity Commonwealth	19,968	654,751
Redfin †	95,709	2,328,600
		4,113,294
Technology - 37.87%
Adyen 144A #†	428	393,293
Amadeus IT Group	5,628	441,270
Applied Materials	32,754	1,899,404
Arista Networks †	18,015	4,023,470
ASML Holding	4,126	1,157,910
Autodesk †	43,863	8,634,432
Coupa Software †	13,114	2,113,321
Guidewire Software †	15,186	1,708,425
IPG Photonics †	4,499	574,387
j2 Global	27,973	2,681,492
LiveRamp Holdings †	301,139	12,117,833
Logitech International	48,332	2,165,147
Mastercard Class A	25,044	7,912,401
Microsoft	170,814	29,077,667
Paycom Software †	2,205	701,543
PayPal Holdings †	43,060	4,904,103
SailPoint Technologies Holding †	29,165	731,750

2 NQ-316 [1/20] 3/20 (1110471)

(Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Technology (continued)
Samsung Electronics	19,162	$887,833
ServiceNow †	15,018	5,079,538
Twilio Class A †	2,229	277,154
Varonis Systems †	112,934	9,448,058
Visa Class A	62,375	12,410,754
Wix. com †	20,397	2,910,448
		112,251,633
Total Common Stock (cost $227,899,236)		287,011,865

Short-Term Investments – 3.88%
Money Market Mutual Funds - 3.88%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.49%)	2,299,573	2,299,573
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.46%)	2,299,573	2,299,573
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.46%)	2,299,573	2,299,573
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.45%)	2,299,573	2,299,573
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.44%)	2,299,573	2,299,575
Total Short-Term Investments (cost $11,497,867)		11,497,867

Total Value of Securities – 100.72%
(cost $239,397,103)		298,509,732

Liabilities Net of Receivables and Other Assets – (0.72%)		(2,130,843)
Net Assets Applicable to 8,943,266 Shares Outstanding – 100.00%		$296,378,889

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Jan. 31, 2020, the aggregate value of Rule 144A securities was $393,293, which represents 0.13%
of the Fund’s net assets.

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

NQ-316 [1/20] 3/20 (1110471) 3

Schedule of investments

Delaware Select Growth Fund (Unaudited)

The following foreign currency exchange contract was outstanding at Jan. 31, 2020:

Foreign Currency Exchange Contracts

	Currency to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation
BNYM	EUR 430,421	USD (476,764)	2/4/20	$711

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

Summary of abbreviations:
BNYM – Bank of New York Mellon
EUR – European Monetary Unit
GS – Goldman Sachs
USD – US Dollar

4 NQ-316 [1/20] 3/20 (1110471)